Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies.
Commitments and Contingencies

16.Commitments and Contingencies

Lease commitments

The Group’s lease commitments consist of commitments under the lease agreements for the Group’s office facilities, staff quarters and other operating related facilities. As of December 31, 2023, the total amount of future lease payments under operating leases was RMB27.8 million, of which RMB23.7 million is with one year and the remaining RMB4.1 million is more than one year and less than three years.

Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. See Note 11 for additional information of such liabilities recorded.

Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows beyond the amounts already reflected in the accompanying financial statements, however, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future.